Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment reporting
5.	Segment reporting

Information reported to ADSE’s chief operating decision maker (CODM) for the purposes of resource allocation and assessment of segment performance is focused on the geographic region of ADSE’s business activities. Therefore, ADSE manages its operations based on two operating segments referring to its business activities in Europe and North America.

Although the segment “North America” does not meet the quantitative thresholds to be reported as a reportable segment, the management has concluded that this segment should nevertheless be reported separately, as it is closely monitored by the CODM as a potential growth segment and is expected to contribute to ADSE’s revenue in future. In consequence, operating segments are reported in a manner consistent with the internal reporting provided to the CODM.

The CODM has been identified as the board of directors of ADSE Holdco. The board of directors regularly reviews operating results and makes decisions about the allocation of ADSE’s resources. ADSE’s focus is on the research, development and manufacturing of products and services in the fields of energy management, energy storage and e-mobility.

ADSE evaluates segmental performance based on segment revenue and segment earnings before interest, taxation, depreciation, and amortization (EBITDA). Inter-segment sales are priced along the same lines as sales to external customers.

kEUR	2023
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	102,413	4,971	107,384	-	107,384
Inter-segment revenues	1,152	-	1,152	-1,152	-
Total revenue	103,565	4,971	108,536	-1,152	107,384

Earnings before interest taxation depreciation and amortization (EBITDA)	-33,560	-6,296	-39,856	182	-39,674
Depreciation and amortization	-4,773	-77	-4,850	-	-4,850
Operating result (EBIT)	-38,333	-6,373	-44,707	182	-44,525
Financial income	190	-	190	-	190
Financial expenses	-11,095	-2,791	-13,886	-	-13,886
Financial result	-10,906	-2,791	-13,697	-	-13,697
Profit before tax	-49,239	-9,164	-58,403	182	-58,221
Income tax benefits	3,141	-	3,141	-	3,141
Profit for the year	-46,099	-9,164	-55,263	182	-55,081

kEUR	2022
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	25,699	731	26,430	-	26,430
Inter-segment revenues	19,924	-	19,924	-19,924	-
Total revenue	45,623	731	46,354	-19,924	26,430

Earnings before interest taxation depreciation and amortization (EBITDA)	-20,711	-8,219	-28,931	-3,156	-32,086
Depreciation and amortization	-4,312	-25	-4,337	-	-4,337
Operating result (EBIT)	-25,023	-8,245	-33,268	-3,156	-36,423
Financial income	19,922	-	19,922	593	20,515
Financial expenses	-424	-3	-427	-	-427
Financial result	19,498	-3	19,495	593	20,089
Profit before tax	-5,525	-8,248	-13,772	-2,562	-16,335
Income tax expenses	-3,060	-	-3,060	488	-2,572
Profit for the year	-8,584	-8,248	-16,832	-2,075	-18,906

kEUR	2021
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	33,035	-	33,035	-	33,035
Inter-segment revenues	2,206	-	2,206	2,206	-
Total revenue	35,241	-	35,241	2,206	33,035

Earnings before interest taxation depreciation and amortization (EBITDA)	-14,467	-774	-15,241	82	-15,159
Depreciation and amortization	-3,485	-	-3,485	-	-3,485
Operating result (EBIT)	-17,952	-774	-18,725	82	-18,643
Financial income	47	-	47	-	47
Financial expenses	-2,835	-	-2,835	-	-2,835
Listing fee	-65,796	-	-65,796	-	-65,796
Financial result	-68,583	-	-68,583	-	-68,583
Profit before tax	-86,535	-774	-87,309	82	-87,227
Income tax expenses	-413	-	-413	-	-413
Profit for the year	-86,948	-774	-87,722	82	-87,640

Total non-current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Europe	50,206	40,811	24,072
North America	54	126	-
Eliminations	-15,360	-6,745	-
Total non-current assets	34,900	34,192	24,072

Total current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Europe	80,218	108,050	126,103
North America	12,632	22,404	3,174
Eliminations	-3,342	-25,204	-2,124
Total current assets	89,509	105,250	127,152

Total liabilities of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Europe	77,047	57,698	54,170
North America	14,978	24,208	2,369
Eliminations	-1,536	-23,211	-2,206
Total liabilities	90,489	58,695	54,332

Total revenues of both reportable segments can be broken down as follows:

kEUR	2023	2022	2021
Europe	103,565	45,623	33,035
North America	4,971	731	-
Eliminations	-1,152	-19,924	-
Total revenues	107,384	26,430	33,035

Revenues from two major customers of ADSE represented kEUR 39,066 and kEUR 15,046 respectively (2022: two customers, kEUR 8,208 and kEUR 7,145, 2021: one customer, kEUR 18,480) of ADSE’s total revenues.